Leases - Schedule of Right-of-use asset (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	$ 3,544	$ 2,217
Additions	29	2,069
Disposals	(147)	0
Depreciation	(786)	(742)
Balance, end of period	$ 2,640	$ 3,544